Information on geographical areas	12 Months Ended
Dec. 31, 2025
Disclosure of geographical areas [abstract]
Information on geographical areas	31 Information on geographical areas
ING Group’s business lines operate in different geographical areas: the Netherlands, Belgium, Germany, Rest of
Europe and Rest of the World. The geographical analyses are based on the location of the office from which the transactions are originated and do not include countries where ING only has representation offices. The
Netherlands is ING Group’s country of domicile.
In order to increase ING Group’s tax transparency, additional financial information on a per country basis has been included in this disclosure: Tax paid represents all income tax paid to and/or received from tax authorities in the current year, irrespective of the fiscal year to which these payments or refunds relate. Total assets by country do not include intercompany balances and reconcile to the total assets in the consolidated statement of financial position of ING Group.
ING Group is subject to top-up tax (Global Anti-Base Erosion Model Rules (Pillar Two)) in relation to its operations in countries where the effective tax rate falls below 15%. This includes Switzerland, Ireland and Bulgaria as a result of their lower nominal tax rates, as well as Singapore, where special local tax rates for certain types of income reduce the effective tax rate.
ING Group has applied a temporary mandatory relief from deferred tax accounting for the impacts of the top-up tax and accounts for it as a current tax when it is incurred. The total top-up tax that is expected to be paid by ING
Group per jurisdiction over 2025 amounts to EUR 5.8 million (2024: EUR 9.5 million).

Overview Top up tax to be paid per jurisdiction (EUR million)
Country	2025	2024
Singapore	3.0	6.5
Ireland	2.2	2.1
Bulgaria	0.3	0.6
Switzerland	0.3	0.3
	5.8	9.5
The table below provides additional information, for the years 2025, 2024 and 2023 respectively, on names of principal subsidiaries and branches, the nature of main activities and the average number of employees on a full-
time equivalent basis by country/tax jurisdiction.

Additional information by country
Geographical area	Country/Tax jurisdiction	Name of principal subsidiary	Main (banking) activity	Average number of employees at full time equivalent basis			Total income			Total assets			Result before tax			Taxation			Tax paid
				2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023
Netherlands	Netherlands	ING Bank N.V.	Wholesale / Retail	15,280	14,821	14,449	6,832	5,201	5,171	305,860	301,955	294,485	2,833	1,408	1,445	833	519	461	413	589	601
Belgium	Belgium	ING België N.V.	Wholesale / Retail	5,828	5,994	6,392	3,890	2,767	1,917	137,372	136,765	128,391	1,666	759	-119	440	198	7	245	272	169
	Luxembourg	ING Luxembourg S.A.	Wholesale / Retail	865	887	939	432	469	587	14,150	13,961	14,435	141	192	328	34	48	84	113	116	40
Germany	Germany	ING DiBa A.G.	Wholesale / Retail	5,673	5,460	5,499	4,320	2,582	1,244	185,220	174,500	171,899	2,474	853	-221	710	280	-55	549	663	904
Rest of Europe	Poland [1]	ING Bank Slaski S.A	Wholesale / Retail	11,130	11,575	11,677	2,798	2,620	2,350	61,344	56,090	52,134	1,411	1,313	1,236	310	280	286	241	231	136
	Spain	Branch of ING Bank N.V.	Wholesale / Retail	1,748	1,692	1,576	1,230	1,224	1,156	38,580	35,917	33,092	575	549	533	189	174	125	170	185	114
	Italy	Branch of ING Bank N.V.	Wholesale / Retail	1,335	1,235	1,190	522	513	433	20,309	16,444	14,832	116	119	128	41	38	54	13	16	19
	Romania [1]	Branch of ING Bank N.V.	Wholesale / Retail	4,514	4,282	3,971	779	749	690	14,151	12,937	11,496	365	401	396	63	67	61	69	76	55
	Türkiye	ING Bank A.S.	Wholesale / Retail	2,574	2,795	2,973	208	142	14	4,958	4,897	4,770	-73	-110	-232	3	18	-20	11	5	29
	UK	Branch of ING Bank N.V.	Wholesale	762	741	722	782	811	758	63,746	59,615	50,572	385	249	510	88	52	131	55	70	101
	Switzerland	Branch of ING Bank N.V.	Wholesale	305	300	292	214	228	248	9,641	9,086	8,501	90	104	137	14	16	19	14	29	52
	France [2]	Branch of ING Bank N.V.	Wholesale	209	194	194	220	214	221	7,876	7,928	8,458	90	-23	91	30	-3	25	7	9	7
	Ireland	Branch of ING Bank N.V.	Wholesale	147	119	82	107	135	83	4,048	3,593	3,907	100	102	71	15	15	9	12	12	8
	Czech Republic	Branch of ING Bank N.V.	Wholesale	124	122	134	75	77	76	3,561	3,382	3,191	27	37	33	6	8	6	8	4	10
	Hungary	Branch of ING Bank N.V.	Wholesale	131	128	127	54	63	85	2,183	2,179	1,893	-2	6	35	3	3	7	2	9	9
	Russia	ING Bank (Eurasia) Z.A.O.	Wholesale	239	236	259	186	139	136	1,086	764	925	157	99	151	38	19	31	35	21	20
	Slovakia [1]	Branch of ING Bank N.V.	Wholesale	1,605	1,489	1,347	19	22	20	686	612	618	3	8	11	1	3	2	2	4	2
	Portugal	Branch of ING Bank N.V.	Wholesale	12	11	10	23	23	17	714	815	620	16	18	12	4	4	3	6	4	2
	Ukraine	PJSC ING Bank Ukraine	Wholesale	94	92	91	38	45	53	567	651	590	24	29	44	6	14	22	10	25	7
	Bulgaria	Branch of ING Bank N.V.	Wholesale	64	64	61	25	27	23	611	570	530	6	13	11	1	2	1	3	2	1
	Austria	Branch of ING Bank N.V.	Wholesale	23	20	17	12	10	9	845	394	383	-1	-2	-4	0	0	-1	0	0	1
[1]Includes significant number of FTEs in relation to global services provided.
[2]Public subsidies received, as defined in article 89 of the CRD IV, amounts to EUR  0.0 million (2024: EUR  0.1 million; 2023: EUR  0.2 million).

Additional information by country (continued)
Geographical area	Country/Tax jurisdiction	Name of principal subsidiary	Main (banking) activity	Average number of employees at full-time equivalent basis			Total income			Total assets			Result before tax			Taxation			Tax paid
				2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023
Rest of the World	Australia	ING Bank (Australia) Ltd.	Wholesale / Retail	2,050	1,994	1,820	971	994	1,033	55,976	53,895	52,734	485	460	572	150	142	174	174	195	185
	USA	ING Financial Holdings Corp.	Wholesale	714	659	603	1,262	1,277	1,124	61,483	65,197	66,143	598	759	654	160	195	185	161	175	183
	Singapore	Branch of ING Bank N.V.	Wholesale	590	572	576	403	474	354	38,414	34,593	26,816	206	333	172	30	44	24	44	24	13
	Japan	Branch of ING Bank N.V.	Wholesale	40	32	32	43	42	40	7,401	9,570	14,267	16	25	17	8	5	7	5	4	10
	South Korea	Branch of ING Bank N.V.	Wholesale	89	86	86	84	86	92	8,343	8,050	6,167	34	32	39	8	7	9	-6	7	24
	Hong Kong	Branch of ING Bank N.V.	Wholesale	100	100	104	70	76	101	3,469	3,512	4,378	18	24	-18	3	4	-2	0	0	0
	Taiwan	Branch of ING Bank N.V.	Wholesale	38	37	37	34	27	39	6,054	3,507	2,597	16	4	0	6	1	1	1	3	0
	China	Branch of ING Bank N.V.	Wholesale	80	78	78	25	29	18	1,129	1,935	998	-8	-5	-12	-3	-1	2	2	0	-9
	Philippines [1]	Branch of ING Bank N.V.	Wholesale	6,392	5,290	4,079	16	16	10	496	477	403	17	14	1	2	3	2	3	3	2
	United Arab Emirates	Branch of ING Bank N.V.	Wholesale	14	12	11	0	0	-2	1	1	1	0	0	-3	0	0	0	0	0	0
	Sri Lanka	Branch of ING Hubs B.V.	Global services	1	5	4	0	0	0	2	0	0	0	0	0	0	0	0	0	0	0
	Brazil	ING ADMINISTRAÇÃO LTDA.	In run-off / liquidation	0	0	2	4	4	18	55	63	73	3	3	17	1	25	0	1	1	4
	Mexico	ING Consulting, S.A. de C.V.	In run-off / liquidation	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0		0	0
	Canada	Payvision Canada Services Ltd.	Dissolved in 2023		0	0		0	0		0	0		0	0		0	0		0	0
Total				62,770	61,121	59,434	25,678	21,087	18,121	1,060,329	1,023,856	980,299	11,791	7,772	6,037	3,192	2,181	1,662	2,366	2,754	2,700
[1]Includes significant number of FTEs in relation to global services provided.
2025
The higher tax charge of 29% in the Netherlands (compared to the statutory rate of 25.8%) was mainly caused by the non-deductible Dutch bank tax (EUR 256 million) and other non-deductible expenses.
Since the Russian invasion of Ukraine, ING has a policy in place to take on no new business with Russian clients. In
2025, we have further scaled down operations and continued actions to separate the business from ING’s networks and systems, which resulted in additional workload for the local operation. On 28 January 2025, an agreement was announced on the sale of our business in Russia to Global Development JSC. As of the date of this report, and as announced in September 2025, the buyer has not received all necessary approvals yet. We continue to work towards completing the transaction and our exit from the Russian market. As reported earlier, on completion of the divestment we expect a negative P&L impact of around EUR 0.8 billion post tax and a negligible impact on our CET1 ratio. The local income and result on a standalone basis over 2025 are driven by the high local interest rate as most of the assets are deposited at the Russian central bank, supported by the appreciation of the rouble against the euro. Under local law and banking regulations, ING Russia must accept rouble inflows and deposits from existing clients. We are in discussion with regulators on the conflicting regulatory requirements in various jurisdictions with respect to the activities of ING Bank (Eurasia) JSC. For further information, reference is made to Note 32 'Potential sale of ING Bank (Eurasia) JSC'.
2024
The higher tax charge of 37% in the Netherlands (compared to the statutory rate of 25.8%) was mainly caused by the non-deductible Dutch bank tax (EUR 246 million) and other non-deductible expenses.
The positive tax charge reported for ING Türkiye with respect to its loss was mainly caused by the non-deductibility for tax purposes of the accounting loss based on hyperinflation accounting.
The high tax charge in Brazil was caused by tax corrections for prior periods in connection with the run-off of our
Brazilian operations.
2023
The higher tax charge of 32% in the Netherlands (compared to the statutory rate of 25.8%) was mainly caused by the non-deductible Dutch bank tax (EUR 189 million) and other non-deductible expenses.
The lower tax charge in Spain was caused by a tax refund (EUR  43 million) regarding previous years.
ING continued reducing Russian-related exposure during 2023, the local results on a standalone basis were positively impacted by releases of loan loss provisions following improved macroeconomic indicators and decrease in exposures following sales and repayments.
The lower negative tax charge reported for ING Türkiye with respect to its loss was mainly caused by the non deductibility for tax purposes of the accounting loss based on hyperinflation accounting.